                               The TD Waterhouse
                                Variable Annuity


                            Hartford Index HLS Fund

                                 Annual Report

                               December 31, 2002

                 Issued by: First Fortis Life Insurance Company

Hartford Index HLS Fund inception 5/1/1987

PERFORMANCE OVERVIEW 12/31/92 - 12/31/02
Growth of a $10,000 investment(2)

[LINE GRAPH]

---- Index 1A
     $10,000 starting value
     $23,123 ending value


---- S&P 500 Index
     $10,000 starting value
     $24,409 ending value


AVERAGE ANNUAL RETURNS(1) (as of 12/31/2002)

                         1 Year         5 Years        10 Years
---------------------------------------------------------------------
Index 1A                 -22.45%        -1.03%         8.74%
---------------------------------------------------------------------
Index 1B                 -22.63%        -1.24%         8.42%
---------------------------------------------------------------------

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(2) Class 1B shares commenced on November 9, 1999. Class 1B share performance prior to that date reflects Class 1A share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class 1B shares. The performance after such date reflects actual Class 1B share performance. A $10,000 investment in the class 1B shares will vary from the results seen on this page due to differences in the expense charged to this class.

PORTFOLIO MANAGER
RODGER METZGER
Vice President
Hartford Investment Management Company
---------------------------------------------------------------------
HOW DID THE FUND PERFORM?

Hartford Index HLS Fund returned -22.45% for the 12 months ended December 31, 2002. The Fund underperformed both the S&P 500 index, which returned -22.10% and the Lipper S&P 500 Index Objective VA-UF Average, which returned -22.43% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund tracked the S&P 500 index for the year. The slight difference was due to the volatility associated with future trading and the commissions paid for trading securities.

WHAT IS YOUR OUTLOOK FOR 2003?

The big question for 2003 concerns the economy and whether its recovery continues. The majority of the spending thus far has been done by the consumer. Because they have not curtailed their spending during the recession, there is little pent up demand which typically drives up the economy during the first phase of the recovery. This in turn has placed companies in a bind; unsure of consumers spending levels for the year, companies have been unwilling to increase capital expenditures. Without corporate spending, the economy will find it very difficult to continue its recovery. While the federal government will do its part (deficit spending will be with us for the next several years), how much of this will be offset by increased taxes and reduced services at the state and local level will remain to be seen. A wild card is the Iraq situation and its impact on overall investor confidence.

Flows into the equity market should come from the corporate side, underfunded pension plans and reallocation of existing assets from bonds to stocks should provide a backstop against large retail mutual fund outflows. Our expectation for the year is one of modest gains as the economy recovers. By the end of 2003 as people forecast 2004 economic activity, the equity market should be in better shape.

 HARTFORD INDEX HLS FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.8%
            AEROSPACE & DEFENSE -- 0.2%
      80    Raytheon Co. .....................................  $    2,470
                                                                ----------
            APPAREL & TEXTILE -- 0.1%
     *26    Jones Apparel Group, Inc. ........................         904
      21    Liz Claiborne, Inc. ..............................         626
      21    V. F. Corp. ......................................         775
                                                                ----------
                                                                     2,305
                                                                ----------
            BANKS -- 13.0%
      70    AmSouth Bancorp. .................................       1,349
     260    American Express Co. .............................       9,191
      95    BB&T Corp. .......................................       3,501
     230    Bank One Corp. ...................................       8,418
     296    Bank of America Corp. ............................      20,597
     144    Bank of New York Co., Inc. (The)..................       3,443
      44    Capital One Financial Corp. ......................       1,306
      45    Charter One Financial, Inc. ......................       1,282
   1,016    Citigroup, Inc. ..................................      35,749
      35    Comerica, Inc. ...................................       1,496
      25    Countrywide Credit Industries, Inc. ..............       1,290
     197    Fannie Mae........................................      12,656
     114    Fifth Third Bancorp...............................       6,690
      25    First Tennessee National Corp. ...................         895
     208    Fleet Boston Financial Corp. .....................       5,044
     138    Freddie Mac.......................................       8,129
      30    Golden West Financial Corp. ......................       2,186
      94    Household International, Inc. ....................       2,604
     +47    Huntington Bancshares, Inc. ......................         870
      84    KeyCorp. .........................................       2,113
     253    MBNA Corp. .......................................       4,807
      43    Marshall & Ilsley Corp. ..........................       1,183
      85    Mellon Financial Corp. ...........................       2,227
     395    Morgan (J.P.) Chase & Co. ........................       9,479
     121    National City Corp. ..............................       3,306
      32    North Fork Bancorporation, Inc. ..................       1,076
      44    Northern Trust Corp. .............................       1,533
      56    PNC Financial Services Group......................       2,350
     *57    Providian Financial Corp. ........................         371
      44    Regions Financial Corp. ..........................       1,459
      30    SLM Corp. ........................................       3,160
      69    SouthTrust Corp. .................................       1,705
      64    State Street Corp. ...............................       2,502
      56    SunTrust Banks, Inc. .............................       3,196
      59    Synovus Financial Corp. ..........................       1,150
     379    U.S. Bancorp......................................       8,040
      39    Union Planters Corp. .............................       1,100
     269    Wachovia Corp. ...................................       9,804
     187    Washington Mutual, Inc. ..........................       6,467
     335    Wells Fargo Co. ..................................      15,681
      18    Zions Bancorp.....................................         708
                                                                ----------
                                                                   210,113
                                                                ----------
            BUSINESS SERVICES -- 0.7%
    *205    Cendant Corp. ....................................       2,149
    *101    Concord EFS, Inc. ................................       1,583
     *34    Convergys Corp. ..................................         520
      28    Equifax, Inc. ....................................         652

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      16    Fluor Corp. ......................................  $      447
      76    Interpublic Group of Cos., Inc. (The).............       1,075
      37    Omnicom Group, Inc. ..............................       2,402
      74    Paychex, Inc. ....................................       2,074
     *34    Robert Half International, Inc. ..................         551
     *22    TMP Worldwide, Inc. ..............................         249
                                                                ----------
                                                                    11,702
                                                                ----------
            CHEMICALS -- 1.4%
      45    Air Products & Chemicals, Inc. ...................       1,921
      22    Avery Dennison Corp. .............................       1,330
     180    Dow Chemical Co. (The)............................       5,352
      15    Eastman Chemical Co. .............................         561
      10    Great Lakes Chemical Corp. .......................         236
      19    International Flavors & Fragrances, Inc. .........         654
      33    PPG Industries, Inc. .............................       1,678
      32    Praxair, Inc. ....................................       1,844
      44    Rohm & Haas Co. ..................................       1,418
     197    du Pont (E.I.) de Nemours & Co. ..................       8,335
                                                                ----------
                                                                    23,329
                                                                ----------
            COMMUNICATIONS -- 5.0%
    *158    ADC Telecommunications, Inc. .....................         329
      62    ALLTEL Corp. .....................................       3,141
     152    AT&T Corp. .......................................       3,979
    *536    AT&T Wireless Services, Inc. .....................       3,028
     *19    Andrew Corp. .....................................         200
     *72    Avaya, Inc. ......................................         175
     368    BellSouth Corp. ..................................       9,511
     *85    CIENA Corp. ......................................         438
      28    CenturyTel, Inc. .................................         829
     *56    Citizens Communications Co. ......................         589
     *37    Comverse Technology, Inc. ........................         371
   *+679    Lucent Technologies, Inc. ........................         855
     455    Motorola, Inc. ...................................       3,937
     *67    Network Appliance, Inc. ..........................         667
    *190    Nextel Communications, Inc., Class A..............       2,200
    *155    QUALCOMM, Inc. ...................................       5,651
     335    Qwest Communications International, Inc. .........       1,677
      36    Rockwell International Corp. .....................         843
     657    SBC Communications, Inc. .........................      17,804
      30    Scientific-Atlanta, Inc. .........................         362
     177    Sprint Corp. .....................................       2,562
    *198    Sprint PCS Group..................................         865
     *81    Tellabs, Inc. ....................................         592
     541    Verizon Communications, Inc. .....................      20,970
                                                                ----------
                                                                    81,575
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.4%
      77    3M Co. ...........................................       9,508
     *71    Apple Computer, Inc. .............................       1,017
  *1,429    Cisco Systems, Inc. ..............................      18,721
    *512    Dell Computer Corp. ..............................      13,698
    *435    EMC Corp. ........................................       2,672
     *64    Gateway, Inc. ....................................         201
     604    Hewlett-Packard Co. ..............................      10,477
     334    International Business Machines Corp. ............      25,900

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
     *17    International Game Technology.....................  $    1,298
     *39    Jabil Circuit, Inc. ..............................         702
     *25    Lexmark International, Inc. ......................       1,508
      47    Pitney Bowes, Inc. ...............................       1,531
    *163    Solectron Corp. ..................................         580
      46    Symbol Technologies, Inc. ........................         374
                                                                ----------
                                                                    88,187
                                                                ----------
            CONSTRUCTION -- 0.2%
      12    Centex Corp. .....................................         612
      86    Halliburton Co. ..................................       1,613
       9    Kaufman and Broad Home Corp. .....................         405
     *13    McDermott International, Inc. ....................          55
      12    Pulte Corp. ......................................         576
                                                                ----------
                                                                     3,261
                                                                ----------
            CONSUMER DURABLES -- 0.4%
   *+227    Corning, Inc. ....................................         752
      18    Grainger (W.W.), Inc. ............................         933
      17    Johnson Controls, Inc. ...........................       1,401
      39    Leggett & Platt, Inc. ............................         865
      53    Newell Rubbermaid, Inc. ..........................       1,604
      26    Visteon Corp. ....................................         179
                                                                ----------
                                                                     5,734
                                                                ----------
            CONSUMER NON-DURABLES -- 4.2%
      11    Alberto-Culver Co., Class B.......................         579
      21    AmerisourceBergen Corp. ..........................       1,141
      47    Avon Products, Inc. ..............................       2,508
      14    Brown-Forman Corp., Class B.......................         884
      87    Cardinal Health, Inc. ............................       5,177
      44    Clorox Co. (The)..................................       1,797
     106    Colgate-Palmolive Co. ............................       5,579
      58    Eastman Kodak Co. ................................       2,023
      26    Ecolab, Inc. .....................................       1,268
     209    Gillette Co. (The)................................       6,334
      34    Hasbro, Inc. .....................................         396
      86    Mattel, Inc. .....................................       1,656
      58    McKesson Corp. ...................................       1,558
     257    Procter & Gamble Co. (The)........................      22,080
     130    SYSCO Corp. ......................................       3,868
     *87    Safeway, Inc. ....................................       2,038
      26    Supervalu, Inc. ..................................         435
      29    Tiffany & Co. ....................................         686
     395    Tyco International Ltd. ..........................       6,740
    +145    Xerox Corp. ......................................       1,171
                                                                ----------
                                                                    67,918
                                                                ----------
            CONSUMER SERVICES -- 0.2%
      34    Cintas Corp. .....................................       1,537
      36    H&R Block, Inc. ..................................       1,437
      12    Ryder System, Inc. ...............................         278
                                                                ----------
                                                                     3,252
                                                                ----------
            DRUGS -- 9.1%
     309    Abbott Laboratories...............................      12,358
    *255    Amgen, Inc. ......................................      12,304

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- (CONTINUED)
     *30    Biogen, Inc. .....................................  $    1,182
     383    Bristol-Myers Squibb Co. .........................       8,870
     *37    Chiron Corp. .....................................       1,398
     222    Eli Lilly & Co. ..................................      14,114
     *36    Forest Laboratories, Inc. ........................       3,511
     *43    Genzyme Corp. ....................................       1,257
     *48    King Pharmaceuticals, Inc. .......................         817
     *50    MedImmune, Inc. ..................................       1,348
     444    Merck & Co., Inc. ................................      25,143
   1,219    Pfizer, Inc. .....................................      37,260
     256    Pharmacia Corp. ..................................      10,690
     290    Schering-Plough Corp. ............................       6,440
      14    Sigma-Aldrich Corp. ..............................         688
     *21    Watson Pharmaceuticals, Inc. .....................         600
     262    Wyeth.............................................       9,808
                                                                ----------
                                                                   147,788
                                                                ----------
            EDUCATION -- 0.1%
     *35    Apollo Group, Inc., Class A.......................       1,518
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.6%
     *92    Agilent Technologies, Inc. .......................       1,658
      26    Allergan, Inc. ...................................       1,477
      41    Applera Corp. -- Applied Biosytems Group..........         726
      30    Danaher Corp. ....................................       1,982
     *37    KLA-Tencor Corp. .................................       1,318
      10    Millipore Corp. ..................................         325
      25    PerkinElmer, Inc. ................................         206
      37    Rockwell Automation, Inc. ........................         761
     *17    Tektronix, Inc. ..................................         313
     *36    Teradyne, Inc. ...................................         472
     *32    Thermo Electron Corp. ............................         650
     *26    Waters Corp. .....................................         558
                                                                ----------
                                                                    10,446
                                                                ----------
            ELECTRONICS -- 5.9%
     *68    Advanced Micro Devices, Inc. .....................         439
     *76    Altera Corp. .....................................         933
     *39    American Power Conversion Corp. ..................         588
     *72    Analog Devices, Inc. .............................       1,726
     *60    Applied Micro Circuits Corp. .....................         221
     *55    Broadcom Corp., Class A...........................         821
      18    Cooper Industries Ltd., Class A...................         664
      83    Emerson Electric Co. .............................       4,232
   1,968    General Electric Co. .............................      47,927
   1,310    Intel Corp. ......................................      20,404
    *280    JDS Uniphase Corp. ...............................         691
     *74    LSI Logic Corp. ..................................         424
      62    Linear Technology Corp. ..........................       1,587
      63    Maxim Integrated Products, Inc. ..................       2,095
      15    Maytag Corp. .....................................         441
    *120    Micron Technology, Inc. ..........................       1,165
     +38    Molex, Inc. ......................................         875
     *30    NVIDIA Corp. .....................................         349
     *36    National Semiconductor Corp. .....................         537
     *29    Novellus Systems, Inc. ...........................         826
     *33    PMC-Sierra, Inc. .................................         184
     *16    Power-One, Inc. ..................................          90

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
     *19    QLogic Corp. .....................................  $      638
    *105    Sanmina-SCI Corp. ................................         469
     342    Texas Instruments, Inc. ..........................       5,140
     *11    Thomas & Betts Corp. .............................         194
      13    Whirlpool Corp. ..................................         702
     *67    Xilinx, Inc. .....................................       1,375
                                                                ----------
                                                                    95,737
                                                                ----------
            ENERGY & SERVICES -- 5.7%
      18    Amerada Hess Corp. ...............................         969
      49    Anadarko Petroleum Corp. .........................       2,358
      28    Apache Corp. .....................................       1,621
      14    Ashland, Inc. ....................................         386
     *31    BJ Services Co. ..................................       1,002
      40    Burlington Resources, Inc. .......................       1,699
     211    ChevronTexaco Corp. ..............................      14,045
     134    ConocoPhillips....................................       6,478
      31    Devon Energy Corp. ...............................       1,423
      23    EOG Resources, Inc. ..............................         910
   1,331    Exxon Mobil Corp. ................................      46,503
      20    Kerr-McGee Corp. .................................         883
      62    Marathon Oil Corp. ...............................       1,314
     *29    Nabors Industries Ltd. ...........................       1,010
     *27    Noble Corp. ......................................         931
      75    Occidental Petroleum Corp. .......................       2,121
      19    Rowan Cos., Inc. .................................         420
     115    Schlumberger Ltd. ................................       4,831
      15    Sunoco, Inc. .....................................         501
      63    Transocean, Inc. .................................       1,465
      51    Unocal Corp. .....................................       1,559
                                                                ----------
                                                                    92,429
                                                                ----------
            FINANCIAL SERVICES -- 2.0%
      19    Bear Stearns Cos., Inc. (The).....................       1,128
     266    Charles Schwab Corp. (The)........................       2,884
      51    Franklin Resources, Inc. .........................       1,752
      94    Goldman Sachs Group, Inc. (The)...................       6,429
      47    Lehman Brothers Holdings, Inc. ...................       2,504
     171    Merrill Lynch & Co., Inc. ........................       6,490
     215    Morgan Stanley Dean Witter & Co. .................       8,571
      37    Plum Creek Timber Co., Inc. ......................         864
     *44    Stilwell Financial, Inc. .........................         575
      24    T Rowe Price Group, Inc. .........................         660
                                                                ----------
                                                                    31,857
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 5.5%
       7    Adolph Coors Co., Class B.........................         436
     169    Anheuser-Busch Cos., Inc. ........................       8,192
     128    Archer-Daniels-Midland Co. .......................       1,587
      81    Campbell Soup Co. ................................       1,901
     490    Coca-Cola Co. (The)...............................      21,487
      89    Coca-Cola Enterprises, Inc. ......................       1,931
     106    ConAgra Foods, Inc. ..............................       2,658
   * @@0    Del Monte Foods Corp. ............................          --
      73    General Mills, Inc. ..............................       3,418
      69    Heinz (H.J.) Co. .................................       2,283

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
     *22    Hercules, Inc. ...................................  $      190
      27    Hershey Foods Corp. ..............................       1,818
      81    Kellogg Co. ......................................       2,766
      55    Pepsi Bottling Group, Inc. (The)..................       1,424
     342    PepsiCo., Inc. ...................................      14,421
     409    Philip Morris Cos., Inc. .........................      16,584
      18    Reynolds (R.J.) Tobacco Holdings, Inc. ...........         737
     154    Sara Lee Corp. ...................................       3,472
      33    UST, Inc. ........................................       1,115
      45    Wrigley, (Wm.) Jr. Co. ...........................       2,445
                                                                ----------
                                                                    88,865
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.9%
      10    Bemis Co., Inc. ..................................         520
      11    Boise Cascade Corp. ..............................         290
      49    Georgia-Pacific Corp. ............................         799
      95    International Paper Co. ..........................       3,316
     102    Kimberly-Clark Corp. .............................       4,829
     *21    Louisiana-Pacific Corp. ..........................         167
      40    Meadwestvaco Corp. ...............................         978
     *31    Pactiv Corp. .....................................         685
      11    Temple-Inland, Inc. ..............................         474
      43    Weyerhaeuser Co. .................................       2,129
                                                                ----------
                                                                    14,187
                                                                ----------
            HEALTH SERVICES -- 0.5%
     101    HCA, Inc. ........................................       4,212
     *78    HEALTH SOUTH Corp. ...............................         329
      47    Health Management Associates, Inc., Class A.......         844
     *19    Manor Care, Inc. .................................         355
     *96    Tenet Healthcare Corp. ...........................       1,581
                                                                ----------
                                                                     7,321
                                                                ----------
            HOTELS & GAMING -- 0.2%
      75    Hilton Hotels Corp. ..............................         947
      47    Marriott International, Inc., Class A.............       1,545
      39    Starwood Hotels & Resorts Worldwide, Inc. ........         935
                                                                ----------
                                                                     3,427
                                                                ----------
            INSURANCE -- 5.6%
     105    AFLAC, Inc. ......................................       3,155
      54    Ace Ltd. .........................................       1,570
      31    Aetna, Inc. ......................................       1,255
     143    Allstate Corp. (The)..............................       5,290
      22    Ambac Financial Group, Inc. ......................       1,215
     531    American International Group, Inc. ...............      30,709
     *28    Anthem, Inc. .....................................       1,761
      61    Aon Corp. ........................................       1,157
      28    CIGNA Corp. ......................................       1,164
      35    Chubb Corp. (The).................................       1,815
      33    Cincinnati Financial Corp. .......................       1,233
     *32    Humana, Inc. .....................................         321
      29    Jefferson-Pilot Corp. ............................       1,112
      57    John Hancock Financial Services, Inc. ............       1,590
      36    Lincoln National Corp. ...........................       1,135
      38    Loews Corp. ......................................       1,681

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      30    MBIA, Inc. .......................................  $    1,296
      20    MGIC Investment Corp. ............................         845
     106    Marsh & McLennan Cos., Inc. ......................       4,908
    +142    MetLife, Inc. ....................................       3,842
      68    Principal Financial Group (The)...................       2,061
      44    Progressive Corp. (The)...........................       2,199
     115    Prudential Financial, Inc. .......................       3,647
      28    SAFECO CORP. .....................................         972
      46    St. Paul Cos., Inc. (The).........................       1,572
      24    Torchmark Corp. ..................................         878
    *204    Travelers Property Casualty Corp., Class B........       2,990
      60    UnitedHealth Group, Inc. .........................       5,029
      49    UnumProvident Corp. ..............................         859
     *29    Wellpoint Health Networks, Inc. ..................       2,094
      28    XL Capital Ltd., Class A..........................       2,140
                                                                ----------
                                                                    91,495
                                                                ----------
            MACHINERY -- 1.6%
     *14    American Standard Cos., Inc. .....................       1,024
    *326    Applied Materials, Inc. ..........................       4,246
      66    Baker Hughes, Inc. ...............................       2,137
      16    Black & Decker Corp. (The)........................         681
      68    Caterpillar, Inc. ................................       3,112
       8    Cummins, Inc. ....................................         232
      47    Deere & Co. ......................................       2,167
      40    Dover Corp. ......................................       1,166
      14    Eaton Corp. ......................................       1,088
      33    Ingersoll Rand Co., Class A.......................       1,440
      24    Pall Corp. .......................................         405
      23    Parker-Hannifin Corp. ............................       1,080
      17    Stanley Works (The)...............................         605
      94    United Technologies Corp. ........................       5,802
                                                                ----------
                                                                    25,185
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.2%
     *13    American Greetings Corp. .........................         206
    *121    Clear Channel Communications, Inc. ...............       4,520
    *462    Comcast Corp., Class A............................      10,893
      22    Donnelly (R.R.) & Sons Co. .......................         488
      16    Dow Jones & Co., Inc. ............................         704
      53    Gannett Co., Inc. ................................       3,792
     *22    Harrah's Entertainment, Inc. .....................         876
      16    Knight-Ridder, Inc. ..............................       1,035
      38    McGraw-Hill Cos., Inc. (The)......................       2,317
      10    Meredith Corp. ...................................         402
      30    New York Times Co. (The), Class A.................       1,370
      60    Tribune Co. ......................................       2,740
     *45    Univision Communications, Inc., Class A...........       1,110
    *348    Viacom, Inc., Class B.............................      14,195
     404    Walt Disney Co. (The).............................       6,588
                                                                ----------
                                                                    51,236
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.7%
      10    Bard (C.R.), Inc. ................................         595
      11    Bausch & Lomb, Inc. ..............................         381
     117    Baxter International, Inc. .......................       3,287

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- (CONTINUED)
      51    Becton, Dickinson & Co. ..........................  $    1,556
      51    Biomet, Inc. .....................................       1,472
     *81    Boston Scientific Corp. ..........................       3,429
     *60    Guidant Corp. ....................................       1,866
     588    Johnson & Johnson.................................      31,555
     241    Medtronic, Inc. ..................................      11,004
     *35    St. Jude Medical, Inc. ...........................       1,392
      39    Stryker Corp. ....................................       2,631
     *39    Zimmer Holdings, Inc. ............................       1,600
                                                                ----------
                                                                    60,768
                                                                ----------
            METALS, MINERALS & MINING -- 1.4%
     167    Alcoa, Inc. ......................................       3,805
      16    Allegheny Technologies, Inc. .....................          99
      11    Ball Corp. .......................................         573
      12    Crane Co. ........................................         235
      25    Engelhard Corp. ..................................         566
      30    Fortune Brands, Inc. .............................       1,374
     *29    Freeport-McMoRan Copper & Gold, Inc., Class B.....         480
      61    Illinois Tool Works, Inc. ........................       3,933
      90    Lockheed Martin Corp. ............................       5,214
      97    Masco Corp. ......................................       2,047
      80    Newmont Mining Corp. .............................       2,309
      15    Nucor Corp. ......................................         635
     *18    Phelps Dodge Corp. ...............................         555
      12    Snap-On, Inc. ....................................         324
     *20    United States Steel Corp. ........................         265
     *20    Vulcan Materials Co. .............................         755
      17    Worthington Industries, Inc. .....................         259
                                                                ----------
                                                                    23,428
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
      81    Equity Office Properties Trust....................       2,033
      54    Equity Residential Properties Trust...............       1,317
      37    Simon Property Group, Inc. .......................       1,264
                                                                ----------
                                                                     4,614
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.2%
      52    Monsanto Co. .....................................         995
      30    Moody's Corp. ....................................       1,231
     *19    Quest Diagnostics, Inc. ..........................       1,081
     *23    Quintiles Transnational Corp. ....................         282
                                                                ----------
                                                                     3,589
                                                                ----------
            RETAIL -- 7.5%
      75    Albertson's, Inc. ................................       1,670
     *19    AutoZone, Inc. ...................................       1,377
     *58    Bed Bath & Beyond, Inc. ..........................       2,000
     *64    Best Buy Co., Inc. ...............................       1,537
     *23    Big Lots, Inc. ...................................         304
      78    CVS Corp. ........................................       1,942
      42    Circuit City Stores Group.........................         308
     *90    Costco Wholesale Corp. ...........................       2,529
      34    Darden Restaurants, Inc. .........................         691
      17    Dillard's, Inc., Class A..........................         266
      66    Dollar General Corp. .............................         788

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
      34    Family Dollar Stores, Inc. .......................  $    1,067
     *39    Federated Department Stores, Inc. ................       1,118
     175    Gap, Inc. (The)...................................       2,712
     460    Home Depot, Inc. (The)............................      11,022
     *67    Kohl's Corp. .....................................       3,735
    *153    Kroger Co. (The)..................................       2,362
     103    Limited Brands, Inc. .............................       1,440
     154    Lowe's Cos., Inc. ................................       5,786
      57    May Department Stores Co. (The)...................       1,311
     251    McDonald's Corp. .................................       4,038
      27    Nordstrom, Inc. ..................................         508
     *61    Office Depot, Inc. ...............................         901
      53    Penney (J.C.) Co., Inc. ..........................       1,221
      33    RadioShack Corp. .................................         625
      63    Sears, Roebuck and Co. ...........................       1,498
      30    Sherwin-Williams Co. (The)........................         838
     *93    Staples, Inc. ....................................       1,702
     *77    Starbucks Corp. ..................................       1,565
     104    TJX Cos., Inc. (The)..............................       2,039
     180    Target Corp. .....................................       5,390
     *42    Toys R Us, Inc. ..................................         420
     873    Wal-Mart Stores, Inc. ............................      44,100
     203    Walgreen Co. .....................................       5,916
      23    Wendy's International, Inc. ......................         617
      28    Winn-Dixie Stores, Inc. ..........................         426
     *58    Yum! Brands, Inc. ................................       1,416
     *61    eBay, Inc. .......................................       4,144
                                                                ----------
                                                                   121,329
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.2%
      15    Cooper Tire & Rubber Co. .........................         223
      35    Goodyear Tire & Rubber Co. (The)..................         236
      52    NIKE, Inc., Class B...............................       2,331
     *12    Reebok International Ltd. ........................         349
    *+17    Sealed Air Corp. .................................         617
      11    Tupperware Corp. .................................         173
                                                                ----------
                                                                     3,929
                                                                ----------
            SOFTWARE & SERVICES -- 6.9%
    *884    AOL Time Warner, Inc. ............................      11,583
      47    Adobe Systems, Inc. ..............................       1,166
      22    Autodesk, Inc. ...................................         319
     118    Automatic Data Processing, Inc. ..................       4,648
     *47    BMC Software, Inc. ...............................         797
     *34    Citrix Systems, Inc. .............................         416
     113    Computer Associates International, Inc. ..........       1,531
     *34    Computer Sciences Corp. ..........................       1,169
     *75    Compuware Corp. ..................................         359
      12    Deluxe Corp. .....................................         516
     *28    Electronic Arts, Inc. ............................       1,394
      94    Electronic Data Systems Corp. ....................       1,736
     149    First Data Corp. .................................       5,269
     *38    Fiserv, Inc. .....................................       1,285
      56    IMS Health, Inc. .................................         890
     *41    Intuit, Inc. .....................................       1,900
     *17    Mercury Interactive Corp. ........................         495

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            SOFTWARE & SERVICES  -- (CONTINUED)
  *1,058    Microsoft Corp. ..................................  $   54,673
     *19    NCR Corp. ........................................         458
     *72    Novell, Inc. .....................................         241
  *1,059    Oracle Corp. .....................................      11,442
     *52    Parametric Technology Corp. ......................         130
     *62    PeopleSoft, Inc. .................................       1,133
     *39    Rational Software Corp. ..........................         401
     *96    Siebel Systems, Inc. .............................         717
    *616    Sun Microsystems, Inc. ...........................       1,916
     *56    SunGard Data Systems, Inc. .......................       1,319
     *64    Unisys Corp. .....................................         636
     *81    VERITAS Software Corp. ...........................       1,271
    *117    Yahoo!, Inc. .....................................       1,912
                                                                ----------
                                                                   111,722
                                                                ----------
            TRANSPORTATION -- 3.9%
     *31    AMR Corp. ........................................         204
     166    Boeing Co. (The)..................................       5,477
      18    Brunswick Corp. ..................................         355
      75    Burlington Northern Santa Fe Corp. ...............       1,943
      42    CSX Corp. ........................................       1,192
     116    Carnival Corp., Class A...........................       2,894
      29    Dana Corp. .......................................         346
     110    Delphi Corp. .....................................         889
      24    Delta Air Lines, Inc. ............................         296
      59    FedEx Corp. ......................................       3,202
     363    Ford Motor Co. ...................................       3,376
      40    General Dynamics Corp. ...........................       3,155
     111    General Motors Corp. .............................       4,084
      35    Genuine Parts Co. ................................       1,065
      23    Goodrich Corp. ...................................         417
      60    Harley-Davidson, Inc. ............................       2,763
     162    Honeywell International, Inc. ....................       3,899
      18    ITT Industries, Inc. .............................       1,104
     *12    Navistar International Corp. .....................         290
      77    Norfolk Southern Corp. ...........................       1,536
      33    Northrop Grumman Corp. ...........................       3,194
      23    PACCAR, Inc. .....................................       1,058
     *28    Sabre Holdings Corp. .............................         510
     153    Southwest Airlines Co. ...........................       2,129
      27    Textron, Inc. ....................................       1,169
      50    Union Pacific Corp. ..............................       3,000
     221    United Parcel Service, Inc. ......................      13,928
                                                                ----------
                                                                    63,475
                                                                ----------
            UTILITIES -- 3.0%
    *108    AES Corp. (The)...................................         325
      25    Allegheny Energy, Inc. ...........................         188
     *39    Allied Waste Industries, Inc. ....................         390
      30    Ameren Corp. .....................................       1,262
      67    American Electric Power Co., Inc. ................       1,832
      28    CMS Energy Corp. .................................         269
    *+75    Calpine Corp. ....................................         244
      60    Centerpoint Energy, Inc. .........................         512
      33    Cinergy Corp. ....................................       1,123
      42    Consolidated Edison, Inc. ........................       1,808
      33    Constellation Energy Group, Inc. .................         907

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES  -- (CONTINUED)
      33    DTE Energy Co. ...................................  $    1,539
      61    Dominion Resources, Inc. .........................       3,335
     176    Duke Energy Corp. ................................       3,445
      73    Dynegy, Inc., Class A.............................          87
     *64    Edison International..............................         764
    +118    El Paso Corp. ....................................         825
      44    Entergy Corp. ....................................       2,002
      64    Exelon Corp. .....................................       3,371
      36    FPL Group, Inc. ..................................       2,170
      59    FirstEnergy Corp. ................................       1,942
      28    KeySpan Corp. ....................................         990
      24    Kinder Morgan, Inc. ..............................       1,014
     *80    Mirant Corp. .....................................         151
       9    NICOR, Inc. ......................................         294
      48    NiSource, Inc. ...................................         966
     *80    PG&E Corp. .......................................       1,113
      33    PPL Corp. ........................................       1,128
       7    Peoples Energy Corp. .............................         271
      19    Pinnacle West Capital Corp. ......................         647
      47    Progress Energy, Inc. ............................       2,033
      44    Public Service Enterprise Group, Inc. ............       1,413
      41    Sempra Energy.....................................         959
     141    Southern Co. (The)................................       4,007
     +35    TECO Energy, Inc. ................................         537
      64    TXU Corp. ........................................       1,190
     120    Waste Management, Inc. ...........................       2,760
     102    Williams Cos., Inc. (The).........................         276
      79    Xcel Energy, Inc. ................................         867
                                                                ----------
                                                                    48,956
                                                                ----------
            Total common stocks...............................  $1,603,147
                                                                ==========
SHORT-TERM SECURITIES -- 1.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
   9,788    Boston Global Investment Trust....................  $    9,788
PRINCIPAL
 AMOUNT
 -------
            REPURCHASE AGREEMENT -- 0.8%
 $13,630    Joint Repurchase Agreement
              (See Note 2(d))
              1.10% due 01/02/03..............................  $   13,630
            U.S. TREASURY BILLS -- 0.2%
   1,075    1.18% due 03/20/03................................       1,072
   1,100    1.20% due 03/20/03................................       1,097
     125    1.20% due 03/20/03................................         125
      50    1.21% due 03/20/03................................          50
                                                                ----------
                                                                     2,344
                                                                ----------
            Total short-term securities.......................  $   25,762
                                                                ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,862,131)..........................   98.8%  $1,603,147
Total short-term securities (cost
  $25,762).............................    1.6       25,762
                                         -----   ----------
Total investment in securities (total
  cost $1,887,893)--including $8,491 of
  securities loaned (See Note 2(i))....  100.4    1,628,909
Cash, receivables and other assets.....    0.2        3,070
Payable for accounting services........   (0.0)          (2)
Securities lending collateral payable
  to brokers (See Note 2(i))...........   (0.6)      (9,788)
Other liabilities......................   (0.0)         (97)
                                         -----   ----------
Net assets.............................  100.0%  $1,622,092
                                         =====   ==========

SUMMARY OF NET ASSETS:
Capital stock, par value 0.10 per share;
  4,000,000 shares authorized; 69,159 shares
  outstanding..................................  $    6,916
Paid in capital................................   1,874,954
Accumulated net investment income..............       2,680
Accumulated net realized loss on investments...      (3,183)
Unrealized depreciation on securities..........    (258,984)
Unrealized depreciation on futures
  contracts ++.................................        (291)
                                                 ----------
Net assets.....................................  $1,622,092
                                                 ==========

Class IA
  Net asset value per share ($1,553,260 / 66,217
    shares outstanding) (3,500,000 shares
    authorized)...................................  $23.46
                                                    ======
Class IB
  Net asset value per share ($68,832 / 2,942
    shares outstanding) (500,000 shares
    authorized)...................................  $23.39
                                                    ======

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of December 31, 2002
       (See Note 2(i)).

   @@ Due to the presentation of the financial statements in thousands, the number of shares and market value rounds to zero.

   ++ The Fund had 84 Standard & Poor's 500 March 2003 Futures contracts open as of December 31, 2002. These contracts had a value of $18,457 as of December 31, 2002 and were collateralized by various U.S. Treasury Bills with a market value of $2,344.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                                 INDEX
                                                                HLS FUND
                                                                --------
INVESTMENT INCOME:
  Dividends.................................................   $  29,343
  Interest..................................................         325
  Securities lending........................................          65
  Less: Foreign tax withheld................................         (85)
                                                               ---------
    Total investment income.................................      30,148
                                                               ---------
  EXPENSES:
  Investment advisory fees..................................       3,711
  Administrative services fees..............................       3,711
  Accounting services.......................................         371
  Custodian fees, gross.....................................          43
  Board of Directors fees...................................          15
  Shareholder reports fees..................................         104
  Distribution Fees -- Class IB.............................         134
  Other expenses............................................         257
                                                               ---------
    Total expenses (before waivers and offsets).............       8,346
  Custodian fees offset.....................................           1
  Distribution Fees -- Class IB waived......................          12
                                                               ---------
    Total expenses, net.....................................       8,333
                                                               ---------
  Net investment income (loss)..............................      21,815
                                                               ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions.........       6,688
  Net realized gain (loss) on futures contracts.............      (4,180)
  Net realized gain (loss) on foreign currency
    transactions............................................           5
  Net unrealized appreciation (depreciation) on
    securities..............................................    (524,314)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................        (367)
                                                               ---------
  Net realized and unrealized gain (loss) on investments....    (522,168)
                                                               ---------
  Net increase (decrease) in net assets resulting from
    operations..............................................   $(500,353)
                                                               =========

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     HARTFORD INDEX HLS FUND
                                                              -------------------------------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 2002   DECEMBER 31, 2001
                                                              -----------------   -----------------
OPERATIONS:
  Net investment income (loss)..............................     $   21,815          $   19,333
  Net realized gain (loss) on investments...................          2,513              70,275
  Net unrealized appreciation (depreciation) on
    investments.............................................       (524,681)           (391,557)
                                                                 ----------          ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................       (500,353)           (301,949)
                                                                 ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (19,562)            (17,644)
    Class IB................................................           (725)               (356)
  From net realized gain on investments
    Class IA................................................        (71,573)            (37,072)
    Class IB................................................         (2,010)               (573)
                                                                 ----------          ----------
    Total distributions.....................................        (93,870)            (55,645)
                                                                 ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................        154,200             (57,388)
    Class IB................................................         39,698              34,127
                                                                 ----------          ----------
  Net increase (decrease) from capital share transactions...        193,898             (23,261)
                                                                 ----------          ----------
  Net increase (decrease) in net assets.....................       (400,325)           (380,855)
NET ASSETS:
  Beginning of period.......................................      2,022,417           2,403,272
                                                                 ----------          ----------
  End of period.............................................     $1,622,092          $2,022,417
                                                                 ==========          ==========
Accumulated net investment income (loss)....................          2,680          $    1,287
                                                                 ==========          ==========

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2002
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     Hartford Index HLS Fund (The Fund) is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission
     (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Mutual Funds (the "Mutual Funds").

     The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate account contracts of Fortis Benefits Insurance Company and First Fortis Life Insurance Company (collectively, The Company).

     The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class the Fund based on the ratio of prior day's net assets.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation -- Equity securities are valued at the last sales price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded as of the close of business on the day the securities are being valued. If no sale occurred on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at their fair values under the direction of the Funds' Board of Directors.

         Short-term investments purchased with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

         Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------

     d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

          The Fund, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (HIMCO) have an interest in a $474,364 joint repurchase agreement dated 12/31/02 with State Street Bank, 1.10% due 01/02/2003. This joint repurchase agreement is collateralized by $324,384 U.S. Treasury Bonds 5.50% - 12.00% due 05/15/2005 - 08/15/2028, $150,009
          U.S. Treasury Notes 3.625% due 03/31/2004. The maturity amount for the Fund is $13,631.

     e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by HIMCO. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2002, there are no joint trading accounts.

     f) Futures, Options on Futures and Options Transactions -- A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Fund enters into such a contract, it is required to deposit with it's custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker-dealer, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. The variation margin on futures contracts is included in cash, receivables and other assets as applicable, in the Fund's Statement of Net Assets.

          At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

          The use of a futures contract involves elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contract may decrease the effectiveness of the Fund's strategies and potentially result in loss.

          The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets and subsequently "marked-to-market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option, which the Fund has purchased, expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

          The Fund may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option at an exercise price equal to or less than the

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2002
 ($000'S OMITTED)
--------------------------------------------------------------------------------

          exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund had no option activity for the year ended December 31, 2002.

     g) Indexed Securities -- The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities are shown at market value in the Statement of Net Assets, if applicable. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     h) Securities Lending -- The Fund may lend it's securities to certain qualified brokers who pay the Fund's negotiated lender fees. The loans are collateralized at all times with cash with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially. As of December 31 2002, the market value of the securities loaned was $8,491 and the market value of the collateral was $9,788.

     i) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     j) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

          Dividends are declared by the Funds' Board of Directors based upon the investment performance of the Fund. The policy of the fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

          Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts.

     k) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     l) Illiquid Securities -- The Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine the Fund's net asset value per share. The Fund may also purchase certain restricted

--------------------------------------------------------------------------------

          securities, which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. As of December 31, 2002, the Fund did not hold any illiquid securities.

3.   EXPENSES:

     a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.20% per annum based on the average daily net assets of the Fund.

         Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

         Accounting Services Agreement -- Under the Fund Accounting Agreement between HL and the Fund, HL provides accounting services to the Funds and receives monthly compensation at the annual rate of .02% of each Fund's average daily net assets.

     c) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

     d) Expense Offset -- The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

     e) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

         Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Board of Directors waived 0.07% of this fee until April 30, 2002. Beginning May 1, 2002 the full 0.25% was charged. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.   INVESTMENT TRANSACTIONS:

     For the year ended December 31, 2002, the Fund's aggregate purchases amounted to a cost of $413,971 and the sale of investment securities amounted to proceeds of $276,737.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2002
 ($000'S OMITTED)
--------------------------------------------------------------------------------

5.   RECLASSIFICATION OF CAPITAL ACCOUNTS:

     In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Fund has recorded reclassification in it's capital account. This reclassification had no impact on the net asset value per share of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2002, the Fund recorded a reclassification of $(136) to accumulated net investment income (loss), a reclassification of $(283) to accumulated net realized gain (loss) on investments and a reclassification of $419 to paid in capital.

     TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS:

     As of December 31, 2002, the aggregate gross unrealized appreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                                                                    NET UNREALIZED
                                                                       UNREALIZED     UNREALIZED    APPRECIATION/
        FUND                                              TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
        ----                                             ----------   ------------   ------------   --------------
        Hartford Index HLS Fund........................  $1,897,094     $211,338      $(479,523)      $(268,185)

6.   DISTRIBUTIONS TO SHAREHOLDERS:

     The tax character of distributions paid by the Fund during 2002 was $20,349 from ordinary income and $73,521 from long-term capital gains. The tax character of distributions paid by the Fund during 2001 was $18,000 from ordinary income and $37,645 from long-term capital gains. As of December 31, 2002, the Fund's components of distributable earnings on a tax basis were undistributed ordinary income of $2,680, undistributed long-term capital gain of $5,727, and undistributed unrealized appreciation of $(268,185).

7.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the year ended December 31, 2002:

                                                                       CLASS IA             CLASS IB
                                                                 --------------------   -----------------
                                                                  SHARES     AMOUNT     SHARES    AMOUNT
                                                                 --------   ---------   -------   -------
        HARTFORD INDEX HLS FUND
        Shares sold............................................    67,923   $ 229,511    14,140   $46,598
        Shares issued in merger................................    97,999     293,220        --        --
        Shares issued on reinvestment of distributions.........    28,220      91,135       801     2,735
        Shares redeemed........................................  (156,348)   (459,666)   (3,519)   (9,635)
        Shares issued in 1 for 10 stock split..................  (592,800)         --   (22,984)       --
                                                                 --------   ---------   -------   -------
        Net Increase (Decrease)................................  (555,006)  $ 154,200   (11,562)  $39,698
                                                                 ========   =========   =======   =======

--------------------------------------------------------------------------------

     The following information is for the year ended December 31, 2001:

                                                                        CLASS IA             CLASS IB
                                                                  --------------------   ----------------
                                                                   SHARES     AMOUNT     SHARES   AMOUNT
                                                                  --------   ---------   ------   -------
        HARTFORD INDEX HLS FUND
        Shares sold.............................................    78,117   $ 263,472   11,138   $37,412
        Shares issued on reinvestment of distributions..........    16,484      54,716      281       929
        Shares redeemed.........................................  (114,232)   (375,576)  (1,289)   (4,214)
                                                                  --------   ---------   ------   -------
        Net Increase (Decrease).................................   (19,631)  $ (57,388)  10,130   $34,127
                                                                  ========   =========   ======   =======

8.   LINE OF CREDIT:

     The Fund participates in a $550,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the year ended December 31, 2002, the Fund did not have any borrowings under this facility.

9.   REVERSE STOCK SPLIT:

     On November 22, 2002, a reverse stock split was declared for Hartford Index HLS Fund at a ten to one ratio.

10. FUND MERGER:

     REORGANIZATION OF FORTIS S&P 500 INDEX SERIES (A SERIES OF HARTFORD HLS SERIES FUND II, INC.). At a special meeting of shareholders, held on April 29, 2002, shareholders of Fortis S&P 500 Index Series (the "Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series II Fund, Inc. and the Hartford HLS Mutual Funds (the "Plan").

     Under the terms of the Plan, and pursuant to the approval by shareholders of the Fund, the assets of the Fund were acquired by the Hartford Index HLS Fund on April 30, 2002. The Hartford Index HLS Fund, Inc. acquired the Fund's assets in exchange for the Hartford Index HLS Funds shares, which were distributed pro rata by the Fund to the holders of its shares on April 30, 2002, in complete liquidation of the Fund. The merger was effective with the close of business of on April 30, 2002.

     The merger was accomplished by a tax free exchange as detailed below:

        HARTFORD INDEX HLS FUND                                       CLASS IA    CLASS IB
        -----------------------                                       ---------   --------
        Net assets of Fortis S&P 500 on April 30, 2002..............    293,220        --
        Fortis S&P 500 shares exchanged.............................     19,110        --
        Hartford Index shares issued................................     97,998        --
        Net assets of Hartford Index immediately before the
          merger....................................................  1,846,941    54,976
        Net assets of Hartford Index immediately after the merger...  2,140,161    54,976

     The Fortis S&P 500 Index Series had unrealized depreciation of $20,814 and capital stock of $293,220 as of April 30, 2002.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2002
 ($000'S OMITTED)
--------------------------------------------------------------------------------

11. CHANGE IN INDEPENDENT AUDITORS:

     On April 30, 2002, Ernst & Young LLP, with the approval of the Board of Directors and Audit Committee, replaced Arthur Andersen LLP as independent auditors of the Hartford Index HLS Fund. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through April 30, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

                      (This page intentionally left blank)

 HARTFORD INDEX HLS FUND

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      -- SELECTED PER-SHARE DATA (3) --
                                                -----------------------------------------------------------------------
                                                                             NET REALIZED
                                                                                 AND
                                                 NET ASSET        NET         UNREALIZED         TOTAL       DIVIDENDS
                                                  VALUE AT     INVESTMENT        GAIN            FROM         FROM NET
                                                 BEGINNING       INCOME       (LOSS) ON       INVESTMENT     INVESTMENT
                                                OF PERIOD(5)   (LOSS)(5)    INVESTMENTS(5)   OPERATIONS(5)   INCOME(5)
                                                ------------   ----------   --------------   -------------   ----------
HARTFORD INDEX HLS FUND
   For the Year Ended December 31, 2002
   Class IA....................................    $31.81        $ 0.32         $(8.29)         $(7.97)        $(0.28)
   Class IB....................................     31.75          0.28          (8.30)          (8.02)         (0.24)
   For the Year Ended December 31, 2001
   Class IA....................................     37.25          0.31          (4.87)          (4.56)         (0.29)
   Class IB....................................     37.20          0.30          (4.91)          (4.61)         (0.25)
   For the Year Ended December 31, 2000
   Class IA....................................     41.89          0.30          (4.24)          (3.94)         (0.31)
   Class IB....................................     41.89          0.37          (4.39)          (4.02)         (0.28)
   For the Year Ended December 31, 1999
   Class IA....................................     35.70          0.34           6.85            7.19          (0.40)
   From inception November 9, 1999 through
     December 31, 1999
   Class IB....................................     39.22          0.04           2.98            3.02          (0.32)
   For the Year Ended December 31
   1998........................................     28.78          0.32           7.59            7.91          (0.27)


                                                                  DISTRIBUTIONS
                                                   DIVIDENDS           FROM
                                                  IN EXCESS OF     NET REALIZED    DISTRIBUTIONS
                                                 NET INVESTMENT      GAINS ON          FROM
                                                   INCOME(5)      INVESTMENTS(5)    CAPITAL(5)
                                                 --------------   --------------   -------------
HARTFORD INDEX HLS FUND
   For the Year Ended December 31, 2002
   Class IA....................................      $   --           $(0.10)          $  --
   Class IB....................................          --            (0.10)             --
   For the Year Ended December 31, 2001
   Class IA....................................          --            (0.59)             --
   Class IB....................................          --            (0.59)             --
   For the Year Ended December 31, 2000
   Class IA....................................          --            (0.39)             --
   Class IB....................................          --            (0.39)             --
   For the Year Ended December 31, 1999
   Class IA....................................          --            (0.60)             --
   From inception November 9, 1999 through
     December 31, 1999
   Class IB....................................          --            (0.03)             --
   For the Year Ended December 31
   1998........................................          --            (0.72)             --

---------------
(1) Annualized.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.
(4) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5) Per shares amounts have been restated to reflect a reverse stock split for Class IA and IB shares effective November 22, 2002 (See Note 9).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                   -- RATIOS AND SUPPLEMENTAL DATA --
--------------------------------------------------------------------------------------------------

                                                                                       RATIO OF
                       NET INCREASE                                  NET ASSETS        EXPENSES
                       (DECREASE) IN      NET ASSET                   AT END OF       TO AVERAGE
         TOTAL          NET ASSETS         VALUE AT       TOTAL        PERIOD         NET ASSETS
    DISTRIBUTIONS(5)     VALUE(5)      END OF PERIOD(5)   RETURN   (000'S OMITTED)   AFTER WAIVERS
    ----------------   -------------   ----------------   ------   ---------------   -------------
         $(0.38)          $(8.35)           $23.46        (22.45)%   $1,553,260          0.44%
          (0.34)           (8.36)            23.39        (22.63)        68,832          0.67
          (0.88)           (5.44)            31.81        (12.31)     1,976,361          0.43
          (0.84)           (5.45)            31.75        (12.47)        46,056          0.61
          (0.70)           (4.64)            37.25        (9.50)      2,387,000          0.43
          (0.67)           (4.69)            37.20        (9.66)         16,272          0.61
          (1.00)            6.19             41.89        20.49       2,581,436          0.43
          (0.35)            2.67             41.89         7.73(2)           11          0.61(1)
          (0.99)            6.92             35.70        28.06       1,846,117          0.40

                       RATIO OF
        RATIO OF         NET
        EXPENSES      INVESTMENT
       TO AVERAGE       INCOME     PORTFOLIO
       NET ASSETS     TO AVERAGE   TURNOVER
     BEFORE WAIVERS   NET ASSETS    RATE(4)
     --------------   ----------   ---------
          0.44%          1.18%        15%
          0.69           0.95         15
          0.43           0.91          5
          0.68           0.73          5
          0.43           0.75          7
          0.68           0.57          7
          0.43           0.95          3
          0.68(1)        0.77(1)       3
          0.40           1.21          5

 REPORT OF ERNST & YOUNG LLP, OF INDEPENDENT AUDITORS

 TO THE SHAREHOLDERS OF HARTFORD INDEX HLS FUND AND
 BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statement of net assets of the Hartford Index HLS Fund (one of the portfolios comprising Hartford Series Fund, Inc.) (the "Fund") as of December 31, 2002, and the related statement of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the four years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hartford HLS Index Fund at December 31, 2002, the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                             [Ernst & Young LLP]

Boston, Massachusetts
February 5, 2003

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2002
 ($000'S OMITTED)
--------------------------------------------------------------------------------

TAX INFORMATION NOTICE: (UNAUDITED)

     For the year ended December 31, 2002, the following Funds distributed long-term capital gains dividends as follows:

        Hartford Index HLS Fund.....................................  $73,521

 HARTFORD INDEX HLS FUND

 BOARD OF DIRECTORS AND OFFICER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors ("Board") is responsible for overall management of the Fund. The Board may exercise all powers of the Fund, except those powers which are conferred solely upon or reserved to the shareholders. The Fund's Statement of Additional Information (SAI) includes additional information about the Board and is available without charge, upon request, by calling 1-800-862-6668. The following table provides information about the members of the Boards, as well as officers of the Fund.

NON-INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                              TERM OF                                           PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                         FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
WINIFRED E. COLEMAN           Director         Since     Ms. Coleman has served as President         75        None
(age 70)                                       1995      of Saint Joseph College since 1991
c/o Hartford Mutual Funds                                and President of Cashel House, Ltd.
P.O. Box 2999                                            (retail) since 1985.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
DR. ROBERT M. GAVIN           Director         Since     Dr. Gavin is an educational                 75        Dr. Gavin is a
(age 62)                                       2002      consultant. Prior to September 1,                     Director of Systems
c/o Hartford Mutual Funds                                2001, he was President of Cranbrook                   & Computer
P.O. Box 2999                                            Education Community, and prior to                     Technology
Hartford, CT 06104-2999                                  July 1996, he was President of                        Corporation.
                                                         Macalester College, St. Paul,
                                                         Minnesota.
-----------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                 Director         Since     Mr. Hill is Partner Emeritus and a          75        None
(age 57)                                       2001      founding partner of TSG Capital
c/o Hartford Mutual Funds                                Group, a private equity investment
P.O. Box 2999                                            firm that serves as sponsor and lead
Hartford, CT 06104-2999                                  investor in leveraged buyouts of
                                                         middle market companies. Mr. Hill is
                                                         also a Partner of TSG Ventures L.P.,
                                                         a private equity investment company
                                                         that invests primarily in
                                                         minority-owned small businesses.
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIP O. PETERSON           Director         Since     Mr. Peterson is a mutual fund               75        N/A
(age 58)                                       2002      industry consultant. He was a partner
c/o Hartford Mutual Funds                                of KPMG LLP until July 1999.
P.O. Box 2999
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
MILLARD H. PRYOR, JR.         Director         Since     Mr. Pryor has served as Managing            75        Mr. Pryor is a
(age 69)                                       1977      Director of Pryor & Clark Company                     Director of Infodata
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                   Systems, Inc.
P.O. Box 2999                                            Connecticut, since June 1992.                         (software company),
Hartford, CT 06104-2999                                                                                        CompuDyne
                                                                                                               Corporation
                                                                                                               (security products
                                                                                                               and services) and
                                                                                                               Corcap, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN K. SPRINGER              Director         Since     Mr. Springer served as Chairman of          75        None
(age 71)                                       1978      Medspan, Inc. (health maintenance
c/o Hartford Mutual Funds                                organization) until March 2002.
P.O. Box 2999
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS M. MARRA**           Director and        Since     Mr. Marra is President and Chief           75        Mr. Marra is a
(age 44)                    Chairman of         2002      Operating Officer of Hartford Life,                  member of the Board
c/o Hartford Mutual Funds   the Board                     Inc. He is also a member of the                      of Directors of The
P.O. Box 2999                                             Board of Directors and a member of                   Hartford Financial
Hartford, CT 06104-2999                                   the Office of the Chairman for The                   Services Group, Inc.
                                                          Hartford Financial Services Group,
                                                          Inc., the parent company of Hartford
                                                          Life. Mr. Marra was named President
                                                          of Hartford Life in 2001 and COO in
                                                          2000, and served as Executive Vice
                                                          President and Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          Hartford Life's Individual Life and
                                                          Annuities Division from 1994 to 1998
                                                          after being promoted to Senior Vice
                                                          President in 1994 and Executive Vice
                                                          President in 1996. Mr. Marra is also
                                                          a Managing Member and President of
                                                          Hartford Investment Financial
                                                          Services, LLC ("HIFSCO") and HL
                                                          Investment Advisors, LLC ("HL
                                                          Advisors").
-----------------------------------------------------------------------------------------------------------------------------------
LOWNDES A. SMITH**          Director            Since     Mr. Smith served as Vice Chairman of       75        None
(age 62)                                        1996      Hartford Financial Services Group,
c/o Hartford Mutual Funds                                 Inc. from February 1997 to January
P.O. Box 2999                                             2002, as President and Chief
Hartford, CT 06104-2999                                   Executive Officer of Hartford Life,
                                                          Inc. from February 1997 to January
                                                          2002, and as President and Chief
                                                          Operating Officer of The Hartford
                                                          Life Insurance Companies from
                                                          January 1989 to January 2002.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**     President and       Since     Mr. Znamierowski currently serves as       51        None
(age 41)                    Director            1999      President of Hartford Investment
c/o Hartford Mutual Funds                                 Management Company ("HIMCO") and
P.O. Box 2999                                             Senior Vice President, Chief
Hartford, CT 06104-2999                                   Investment Officer and Director of
                                                          Investment Strategy for Hartford
                                                          Life, Inc. Mr. Znamierowski is also
                                                          a Managing Member and Senior Vice
                                                          President of HIFSCO and HL
                                                          Investment Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT W. BELTZ, JR.        Vice President      Since     Mr. Beltz currently serves as Vice        N/A        N/A
(age 53)                                        2002      President, Securities Operations of
500 Bielenberg Drive                                      Hartford Administrative Services
Woodbury, MN 55125                                        Company ("HASCO"). He also has
                                                          served as Assistant Vice President
                                                          of Hartford Life Insurance Company
                                                          since December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President      Since     Mr. Carr has served as Assistant          N/A        N/A
(age 48)                    and Secretary       1996      General Counsel since 1999, Counsel
c/o Hartford Mutual Funds                                 since November 1996 and Associate
P.O. Box 2999                                             Counsel since November 1995, of The
Hartford, CT 06104-2999                                   Hartford Financial Services Group,
                                                          Inc. Mr. Carr is also Counsel and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of HIMCO.
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.     Vice President      Since     Mr. Davison is a Managing Director        N/A        N/A
(age 45)                                        2002      and Director of Funds Management
c/o Hartford Mutual Funds                                 Group of Hartford Investment
P.O. Box 2999                                             Management Company.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY            Vice President      Since     Ms. Fagely has been Vice President        N/A        N/A
(age 44)                                        2002      of HASCO since 1998. Prior to 1998,
500 Bielenberg Drive                                      she was Second Vice President of
Woodbury, MN 55125                                        HASCO. She also has served as
                                                          Assistant Vice President of Hartford
                                                          Life Insurance Company since
                                                          December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS                Vice President      Since     Mr. Ferris serves as Vice President       N/A        N/A
(age 47)                                        2002      and a director of sales and
P.O. Box 2999                                             marketing in the Investment Products
Hartford, CT 06104-2999                                   Division of Hartford Life Insurance
                                                          Company.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE R. JAY               Vice                Since     Mr. Jay has served as Secretary and       N/A        N/A
(age 49)                    President,          1996      Director, Life and Equity Accounting
c/o Hartford Mutual Funds   Controller and                and Financial Control, of Hartford
P.O. Box 2999               Treasurer                     Life Insurance Company since 1987.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                Vice President      Since     Mr. Johnson has served as Vice            N/A        N/A
(age 42)                                        2002      President and a director of sales
P.O. Box 2999                                             and marketing in the Investment
Hartford, CT 06104-2999                                   Products Division of Hartford Life
                                                          Insurance Company since 1999.
                                                          Previously he was with Guardian
                                                          Insurance Company in New York City.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President      Since     Mr. Joyce currently serves as Senior      N/A        N/A
(age 43)                                        2000      Vice President and director of
c/o Hartford Mutual Funds                                 investment products management for
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously he served as Vice
                                                          President (1997-1999) and Assistant
                                                          Vice President (1994-1997) of
                                                          Hartford Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President      Since     Mr. Levenson serves as Senior Vice        N/A        N/A
(age 36)                                        2000      President of Hartford Life Insurance
c/o Hartford Mutual Funds                                 Company and is responsible for the
P.O. Box 2999                                             Company's mutual funds line of
Hartford, CT 06104-2999                                   business. Mr. Levenson joined The
                                                          Hartford in 1995. Mr. Levenson is
                                                          also a senior vice president of
                                                          HIFSCO.
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President      Since     Mr. Walters serves as Executive Vice      N/A        N/A
(age 40)                                        2000      President and Director of the
c/o Hartford Mutual Funds                                 Investment Products Division of
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously Mr. Walters was with
                                                          First Union Securities. Mr. Walters
                                                          is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------

 * Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with or equity ownership of Hartford Investment Financial Services, LLC or affiliated companies.

 HARTFORD INDEX HLS FUND

 SHAREHOLDER MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

Shareholders of Hartford Index HLS Fund addressed and approved the following proposals at a special meeting held on July 16, 2002.

1. Proposal to elect the individuals listed below as directors.

          WINIFRED E.  DR. ROBERT    DUANE E.    WILLIAM A.   PHILLIP O.
            COLEMAN     M. GAVIN       HILL        O'NEILL     PETERSON
          -----------  ----------    --------    ----------   ----------
For       699,476,842  700,421,767  700,024,556  698,417,806  700,834,475
Withheld   31,360,785   30,415,860   30,813,071   32,419,821   30,003,152

          MILLARD H.   LOWNDES A.     JOHN K.      DAVID M.
          PRYOR, JR.      SMITH      SPRINGER    ZNAMIEROWSKI
          ----------   ----------    --------    ------------
For       699,838,672  700,497,942  699,179,922  700,397,466
Withheld   30,998,955   30,339,685   31,657,705   30,440,161

2. Proposals to Adopt, Eliminate or Revise Certain Fundamental Investment Policies.

   A. Proposal to revise the fundamental policy regarding the issuing of senior securities.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
651,400,539   36,342,583   43,094,504

   B. Proposal to revise the fundamental policy regarding the borrowing of money.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
648,375,757   39,324,980   43,136,890

   C. Proposal to revise the fundamental policy regarding investment concentrations within a particular industry.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
656,525,441   29,869,872   44,442,314

   D. Proposal to revise the fundamental policy regarding the making of loans.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
651,656,897   35,273,082   43,907,648

   E. Proposal to revise the fundamental policy regarding the underwriting of securities.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
654,421,016   32,358,917   44,057,694

   F. Proposal to revise the fundamental policy regarding investments in real estate and interests therein.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
655,365,428   32,199,054   43,273,145

   G. Proposal to revise the fundamental policy regarding purchases and sales of commodities and commodities contracts.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
646,838,262   38,445,986   45,553,379

   H. Proposal to eliminate the fundamental policy regarding the diversification of investments.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
646,573,808   40,074,901   44,188,918

3. Proposal to convert the investment objectives of certain funds from fundamental to non-fundamental.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
644,849,591   38,913,839   47,074,197

4. Proposal to reorganize certain funds from Maryland corporations into new series of Hartford Series Fund, Inc.

    FOR        AGAINST      ABSTAIN
    ---        -------      -------
662,946,777   23,111,393   44,779,457

PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND
                                 ITS AFFILIATES
                       (herein called "we, our, and us")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:
     a) management;
     b) use; and
     c) protection;
     of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
     a) service your TRANSACTIONS with us; and
     b) support our business functions.

We may obtain PERSONAL INFORMATION from:
     a) YOU;
     b) your TRANSACTIONS with us; and
     c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
     a) your name;
     b) your address;
     c) your income;
     d) your payment; or
     e) your credit history;
     may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
     a) our insurance companies;
     b) our employee agents;
     c) our brokerage firms; and
     d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
     a) market our products; or
     b) market our services;
     to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
     a) independent agents;
     b) brokerage firms;
     c) insurance companies;
     d) administrators; and
     e) service providers;
     who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
     a) taking surveys;
     b) marketing our products or services; or
     c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
     a) "opt-out;" or
     b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
     a) your proper written authorization; or
     b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
     a) underwriting policies;
     b) paying claims;
     c) developing new products; or
     d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
     a) the confidentiality; and
     b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
     a) secured files;
     b) user authentication;
     c) encryption;
     d) firewall technology; and
     e) the use of detection software.

We are responsible for and must:
     a) identify information to be protected;
     b) provide an adequate level of protection for that data;
     c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
     a) credit history;
     b) income;
     c) financial benefits; or
     d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
     a) your medical records; or
     b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
     a) PERSONAL FINANCIAL INFORMATION; and
     b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
     a) your APPLICATION;
     b) your request for us to pay a claim; and
     c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
     a) asking about;
     b) applying for; or
     c) obtaining; a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

---------------------------
The Hartford
P.O. Box 5085
Hartford, CT 06102-5085
---------------------------



-------------
PRESORTED
STANDARD
U.S. POSTAGE
PAID
HUDSON, MA
PERMIT NO. 5
-------------